Note 1 - Summary of Significant Accounting Policies (Details Textual) $ in Millions	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Number of States in which Entity Operates	8
Interest Costs Capitalized	$ 0.7	$ 0.6	$ 0.4
Deposits Assets	18.7
Advertising Expense	$ 2.7	$ 2.2
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Top Ten Customers [Member]
Concentration Risk, Percentage	52.00%	55.00%
Other Assets [Member]
Debt Issuance Costs, Net	$ 0.4
Current and Non-Current Portion of Long Term Debt [Member]
Debt Issuance Costs, Net	$ 0.9
Seneca Food Plants [Member]
Number of Real Estate Properties	26